Document and Entity Information	0 Months Ended
Jun. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2014
Registrant Name	ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
Central Index Key	0001096962
Amendment Flag	false
Document Creation Date	Oct. 27, 2014
Document Effective Date	Oct. 31, 2014
Prospectus Date	Oct. 31, 2014
ACTIVE ASSETS INSTITUTIONAL MONEY TRUST | ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
Risk/Return:
Trading Symbol	avixx
ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST | ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST
Risk/Return:
Trading Symbol	aisxx